revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
revenue from contracts with customers
Customer accounts receivable	$ 2,844	$ 2,938
Allowance for doubtful accounts	(119)	(103)
Billed customer accounts receivable, net of allowance for doubtful accounts	2,725	2,835
Accrued receivables - customer	604	480
Billed and unbilled customer accounts receivable, net of allowance for doubtful accounts	3,329	3,315
Accrued receivables - other	360	282
Accounts receivable - current	$ 3,689	$ 3,597